Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Summary of Accounts Payable and Accrued Liabilities

As at	March 31,
	2025	2024
	$	$
Trade payable	42,327	41,751
Accrued compensation	34,779	27,458
Consumption taxes payable	3,017	5,708
Provision	776	—
	80,899	74,917